FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

23.  FAIR VALUE MEASUREMENT

As of December 31, 2023, the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Fair value measurement
at December 31, 2023
Quoted prices
in active
	Fair	markets for	Significant other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2023	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Description
Assets
Derivative assets	1,392	—	1,392	—

Total Assets	1,392	—	1,392	—

The Group’s financial assets based on Level 2 inputs consist of derivative assets related to the Ethereum accumulator agreements in which the Company would purchase certain Ethereum over the terms. The fair value of derivative assets not settled as of December 31, 2023 was US$1,392.

As of December 31, 2022, the Group has no asset or liability measured at fair value on a recurring basis.

The Group measures certain financial assets, including the investment under the measurement alternative method and equity method at fair value on a nonrecurring basis only if they were determined to be impaired. The Group’s non-financial assets, such as intangible assets, cryptocurrency assets, goodwill and property and equipment, would be measured at fair value when an impairment charge is recognized.